Income Taxes - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	Apr. 01, 2020	Mar. 31, 2018 INR (₨)	Mar. 31, 2017	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)
Disclosure of income taxes [line items]
Impact of change in statutory tax rates, deferred tax assets		₨ 4,648.4
Unrecognized deferred tax assets				₨ 62,928.4	$ 910.0
Unrecognized deferred tax liability on undistributed profits of certain subsidiaries		₨ 745,891.7		445,510.6
United States of America [Member]
Disclosure of income taxes [line items]
Tax rate		21.00%	35.00%
Scenario plan [Member] | United Kingdom [Member]
Disclosure of income taxes [line items]
Tax rate	17.00%
Indefinitely [Member]
Disclosure of income taxes [line items]
Unrecognized deferred tax assets				57,631.5
Specified period [Member]
Disclosure of income taxes [line items]
Unrecognized deferred tax assets				₨ 62,928.4